Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes	INCOME TAXES
The provision for income taxes is as follows:

($ millions)	2022	2021
Current tax:
Canada	—	—
United States	—	—
Current tax expense	—	—
Deferred tax expense (recovery):
Canada	415.1	715.5
United States	(27.2)	84.2
Deferred tax expense	387.9	799.7
Income tax expense	387.9	799.7
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions, except percentages)	2022	2021
Net income before tax	1,871.3	3,163.8
Statutory income tax rate	24.82%	25.16%
Expected provision for income taxes	464.5	796.0
Change in corporate tax rates and tax rate variance	1.6	21.9
Tax rates in foreign jurisdictions	2.1	5.8
Restricted share bonus plan	0.6	(1.6)
Recognition of deferred tax assets	(83.2)	(70.7)
Derecognition of deferred tax assets	—	37.5
Non-taxable capital gains	(0.2)	(2.5)
Non-deductible disposition of goodwill	1.9	3.0
Other	0.6	10.3
Income tax expense	387.9	799.7
The composition of the net deferred income tax asset is as follows:

($ millions)	2022	2021
Deferred income tax assets	278.8	570.1
Deferred income tax liabilities	(77.3)	—
Net deferred income tax asset	201.5	570.1
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2022	2021
Deferred income tax:
To be settled within one year	19.6	60.1
To be settled beyond one year	181.9	510.0
Deferred income tax	201.5	570.1
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2022	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2022
Deferred income tax assets:
Property, plant and equipment	—	—	—	—
Decommissioning liability	229.6	—	(62.2)	167.4
Income tax losses carried forward	814.2	—	(69.6)	744.6
Risk management contracts	41.1	—	(39.0)	2.1
Lease liabilities	35.3	—	(4.6)	30.7
Other	19.5	19.3	(8.9)	29.9
	1,139.7	19.3	(184.3)	974.7
Deferred income tax liabilities:
Property, plant and equipment	(533.4)	—	(209.7)	(743.1)
Risk management contracts	(13.4)	—	2.6	(10.8)
ROU asset	(22.8)	—	3.5	(19.3)
	(569.6)	—	(203.6)	(773.2)
Net deferred income tax assets (liabilities)	570.1	19.3	(387.9)	201.5

($ millions)	At January 1, 2021	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2021
Deferred income tax assets:
Property, plant and equipment	248.9	—	(248.9)	—
Decommissioning liability	262.2	—	(32.6)	229.6
Income tax losses carried forward	833.1	—	(18.9)	814.2
Risk management contracts	11.6	—	29.5	41.1
Lease liabilities	40.1	—	(4.8)	35.3
Other	8.5	1.9	9.1	19.5
	1,404.4	1.9	(266.6)	1,139.7
Deferred income tax liabilities:
Property, plant and equipment	—	—	(533.4)	(533.4)
Risk management contracts	(9.9)	—	(3.5)	(13.4)
ROU asset	(26.6)	—	3.8	(22.8)
	(36.5)	—	(533.1)	(569.6)
Net deferred income tax assets (liabilities)	1,367.9	1.9	(799.7)	570.1
The approximate amounts of tax pools available as at December 31, 2022 and 2021 are as follows:

($ millions)	2022	2021
Tax pools:
Canada	5,685.8	7,012.5
United States	3,025.2	2,855.5
Total	8,711.0	9,868.0
Deferred tax assets are recognized to the extent of expected utilization of tax attributes, based on estimated undiscounted future cash flows included in the Company's independent reserve report.
The above tax pools include estimated Canadian non-capital losses carried forward of $1.36 billion (December 31, 2021 - $1.99 billion) that expire in the years 2034 through 2040, and U.S. net operating losses of $2.30 billion (December 31, 2021 - $2.22 billion) of which $1.55 billion will expire in the years 2033 through 2037, while the remaining $744.9 million will not expire. A deferred income tax asset has not been recognized for U.S. net operating losses of $507.2 million (December 31, 2021 - $861.0 million) or for other Canadian tax pools of $69.0 million (December 31, 2021 - $69.0 million) as there is not sufficient certainty regarding future utilization.
At December 31, 2022, a deferred tax asset has not been recognized in respect of temporary differences associated with investments in subsidiaries as it is not likely that the temporary differences will reverse in the foreseeable future. The deductible temporary differences associated with investments in subsidiaries is approximately $1.48 billion (December 31, 2021 - $1.72 billion).
The Company received notices of reassessment from the Canada Revenue Agency in 2014 and 2015 disallowing $149.3 million of tax pools and $12.6 million of investment tax credits relating to an acquired entity. The Company has filed notices of objections, however, the benefit of these tax pools and investment tax credits were derecognized in the year ended December 31, 2021 due to the uncertainty of being successful in defending its position. A $37.5 million deferred income tax expense was recognized in the year ended December 31, 2021 as a result of removing the tax pools.